Retirement benefit plan, Changes in Defined Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in defined benefit obligation [Abstract]
At beginning of period	SFr (7,098)	SFr (7,464)	SFr (7,485)
At end of period	(3,213)	(7,098)	(7,464)
Defined Benefit Obligation [Member]
Changes in defined benefit obligation [Abstract]
At beginning of period	(33,889)	(30,213)	(26,624)
Service cost	(1,712)	(1,648)	(1,626)
Interest cost	(126)	(79)	(71)
Change in demographic assumptions	29	0	1,428
Change in financial assumptions	8,397	156	(71)
Change in experience assumptions	(1,726)	(252)	(931)
Benefits deposited	(2,327)	(894)	(1,467)
Employees' contributions	(1,056)	(959)	(851)
At end of period	SFr (32,410)	SFr (33,889)	SFr (30,213)